Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 248,460					$ 248,460
Retained earnings accumulated deficit			(1,958,858)				$ (1,686)	(1,958,858)		$ (1,686)
Net income loss		$ (1,000)	(238,944)	$ (163,819)	$ (147,635)		(1,686)	(550,398)
Net cash from (used) in operating activities		$ (1,000)					(236)	(357,211)		5,774	$ 6,217
BETTER THERAPEUTICS OPCO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			3,232,000				123	3,232,000		123
Retained earnings accumulated deficit			(57,849,000)				$ (31,408,000)	(57,849,000)		(31,408,000)	(25,021,000)
Net income loss			$ (12,461,000)			$ (2,167,000)		(26,441,000)	$ (4,636,000)	(6,387,000)	(5,784,000)
Net cash from (used) in operating activities								$ (14,967,000)	$ (4,233,000)	$ (5,774,000)	$ (6,217,000)
Subsequent Event [Member] | Hercules Capital Inc [Member] | Secured Debt Agreement [Member] | BETTER THERAPEUTICS OPCO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from secured debt	$ 10,000,000
Subsequent Event [Member] | Mountain Crest Acquisition Corp Two [Member] | BETTER THERAPEUTICS OPCO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from funding pursuant to business combination	$ 59,000,000